Borrowings	6 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Borrowings
Note 12. Borrowings

	31 Dec 2022	30 June 2022
	$'000	$'000

Current liabilities
Mining hardware finance	103,398	61,988
Capitalized borrowing costs - mining hardware finance	(1,546)	(1,774)
Mining hardware finance accrued interest	8,738	189
Lease liability	128	81

	110,718	60,484

Non-current liabilities
Mining hardware finance	-	47,421
Capitalized borrowing costs - mining hardware finance	-	(803)
Lease liability	1,261	1,185

	1,261	47,803

	111,979	108,287

Mining hardware finance
Prior to 30 June 2022, three of the Group’s subsidiaries entered into separate limited recourse equipment finance and security agreements with third-party financiers. The lender to each of the relevant subsidiaries has no recourse to, and no cross collateralization with respect to, assets of the Company or any of its other subsidiaries pursuant to the terms of the facilities. As at 30 June 2022, the outstanding balance owed by each of these subsidiaries was as follows:
●	IE CA 2 Holdings Ltd.:$1,914,000
●	IE CA 3 Holdings Ltd.:$36,300,000
●	IE CA 4 Holdings Ltd.:$71,195,000

On 4 November 2022, the Non-Recourse SPVs and IE CA 2 Holdings Ltd. received notices of defaults from the lenders under their respective limited recourse facilities alleging the occurrence of certain defaults and potential events of default, and purporting to declare the loans under each of the Non-Recourse SPV facilities immediately due and payable. The lender to the Non-Recourse SPVs is taking steps to enforce the indebtedness and its rights in the collateral securing such limited recourse facilities (including the approximately 3.6 EH/s of miners securing such facilities and other assets of such Non-Recourse SPVs), and appointed a receiver to the Non-Recourse SPVs on February 3, 2023.

In December 2022, IE CA 2 Holdings Ltd. fully repaid the remaining outstanding balance in relation to its third-party facility.

As at 31 December 2022, the outstanding principal and interest balance (less capitalized borrowing costs) owed by each of the subsidiaries was as follows:
●	IE CA 2 Holdings Ltd.:$0
●	IE CA 3 Holdings Ltd.:$34,296,000
●	IE CA 4 Holdings Ltd.:$76,294,000

As at 31 December 2022, assets held by the Non-Recourse SPVs have been impaired in the Group consolidated financial statements to reflect their expected net realizable value to the Group (i.e. to a value equal to the third-party debt outstanding in each of the Non-Recourse SPVs). See note 11 and note 20 for further information.

Lease liabilities
The Group's lease liability relates to a 30-year lease of a site in Prince George, British Columbia, Canada which was entered into in March 2021. Other lease liabilities recognized are in relation to corporate office sites.